Depreciation and amortization	12 Months Ended
Mar. 31, 2021
Depreciation and amortisation expense [abstract]
Depreciation and amortization	Depreciation and amortization

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2021	2020	2019
Depreciation of property, plant and equipment	15	(19,425)	(21,651)	(19,975)
Amortization of customer relationships		(72,752)	(71,325)	(70,332)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of other intangible assets		(21,904)	(18,368)	(12,589)
Amortization of intangible assets	16	(96,893)	(91,930)	(85,158)
Total		(116,318)	(113,581)	(105,133)
Of which amortization of intangible assets acquired through business combinations		(74,560)	(74,456)	(74,642)
The depreciation of property, plant and equipment of EUR19.4 million (EUR21.7 million for the financial year ended March 31, 2020 and EUR20.0 million for the financial year ended March 31, 2019) includes depreciation related to the Right of use asset. For further details refer to Note 13.
The amortization of intangible assets acquired through business combinations predominantly relates to the acquisition of Global Blue by Silver Lake and Partners Group in 2012.